Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The components of the provision for income taxes for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2016	2015
Federal - current provision	$6,352	$4,067
Federal - deferred provision	73	280
Total federal provision	6,425	4,347
State - current provision	795	377
State - deferred provision	37	87
Total state provision	832	464
Total provision for income taxes	$7,257	$4,811

Reconciliation between the reported income tax provision and the amount computed by multiplying income before taxes by the statutory Federal income tax rate for the past two years is as follows:

	For the years ended December 31,
(In thousands, except percentages)	2016	2015
Federal income tax provision at statutory rate	$7,162	$5,028
Increases (decreases) resulting from:
Bank owned life insurance	(132)	(133)
Tax-exempt interest	(71)	(99)
Meals and entertainment	21	18
State income taxes, net of federal income tax effect	541	302
Other, net	(264)	(305)
Provision for income taxes	$7,257	$4,811
Effective tax rate	35.5%	33.5%

Deferred income taxes are provided for temporary differences between the financial reporting basis and the tax basis of the Company’s assets and liabilities.  The components of the net deferred tax asset at December 31, 2016 and 2015 are as follows:

(In thousands)	December 31, 2016	December 31, 2015
Deferred tax assets:
Allowance for loan losses	$5,115	$5,212
Stock-based compensation	565	515
OREO Writedowns	420	—
SERP	418	369
Depreciation	345	519
Deferred compensation	324	262
State net operating loss	123	139
Net unrealized security gains	110	2
Commitment reserve	74	56
Loss interest on nonaccrual loans	58	173
Other	85	94
Gross deferred tax assets	7,637	7,341
Valuation allowance	(123)	(139)
Total deferred tax assets	7,514	7,202
Deferred tax liabilities:
Deferred loan costs	624	495
Interest rate swaps	492	—
Goodwill	456	416
Deferred servicing fees	327	219
Bond accretion	103	104
Total deferred tax liabilities	2,002	1,234
Net deferred tax asset	$5,512	$5,968

The Company computes deferred income taxes under the asset and liability method.  Deferred income taxes are recognized for tax consequences of “temporary differences” by applying enacted statutory tax rates to differences between the financial reporting and the tax basis of existing assets and liabilities.  A deferred tax liability is recognized for all temporary differences that will result in future taxable income.  A deferred tax asset is recognized for all temporary differences that will result in future tax deductions subject to reduction of the asset by a valuation allowance.

The Company had a $123 thousand and $139 thousand valuation allowance for deferred tax assets related to its state net operating loss carry-forward deferred tax asset at December 31, 2016 and 2015, respectively.  The Company’s state net operating loss carry-forwards totaled approximately $2.1 million at December 31, 2016 and expire between 2030 and 2036.

Included as a component of deferred tax assets is an income tax expense (benefit) related to unrealized gains (losses) on securities available for sale, a supplemental retirement plan (SERP) and an interest rate swap.  The after-tax component of each of these is included in other comprehensive income (loss) in shareholders’ equity.  The after-tax component related to securities available for sale was an unrealized loss of $161 thousand and $2 thousand for 2016 and 2015, respectively.  The after-tax component related to the SERP was an unrealized loss of $391 thousand for 2016, compared to $448 thousand in 2015. The after-tax component related to the interest rate swap was an unrealized gain of $712 thousand for 2016, compared to an unrealized loss of $17 thousand in the prior year.

The Company follows FASB ASC Topic 740, “Income Taxes,” which prescribes a threshold for the financial statement recognition of income taxes and provides criteria for the measurement of tax positions taken or expected to be taken in a tax return.  ASC 740 also includes guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition of income taxes.  The Company did not recognize or accrue any interest or penalties related to income taxes during the years ended December 31, 2016 and 2015.  The Company does not have an accrual for uncertain tax positions as of December 31, 2016 or 2015, as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law.  Tax returns for all years 2012 and thereafter are subject to future examination by tax authorities.